Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 19,337		₨ 20,165
Work-in-progress	16,054		16,525
Finished goods (includes stock-in-trade)	33,100		28,395
Packing materials, stores and spares	8,040		6,000
Total Inventories	₨ 76,531	$ 816	₨ 71,085